UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS (Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System 155 Federal St., Suite 700, Boston, MA 02110 (Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders.

Conquer Risk Funds

Conquer Risk Defensive Bull Fund
Ticker CRDBX

Conquer Risk Managed Volatility Fund
Ticker CRMVX

Conquer Risk Tactical Opportunities Fund
Ticker CRTOX

Conquer Risk Tactical Rotation Fund
Ticker CRTBX

SEMI-ANNUAL REPORT

December 31, 2021

Table of Contents

CONQUER RISK FUNDS

Sector Allocation	2
Performance Information	4
Schedules of Investments	8
Statements of Assets and Liabilities	12
Statements of Operations	12
Statements of Changes in Net Assets	14
Financial Highlights	16

NOTES TO FINANCIAL STATEMENTS	20

DISCLOSURE OF EXPENSES	26

ADDITIONAL INFORMATION	28

2021 Semi-Annual Report 1

Conquer Risk Funds (Unaudited)

CONQUER RISK DEFENSIVE BULL FUND
Sector Allocation as of December 31, 2021
(As a Percentage of Total Investments Held)

CONQUER RISK MANAGED VOLATILITY FUND Sector Allocation as of December 31, 2021 (As a Percentage of Total Investments Held)

2021 Semi-Annual Report 2

Conquer Risk Funds (Unaudited)

CONQUER RISK TACTICAL OPPORTUNITIES FUND Sector Allocation as of December 31, 2021 (As a Percentage of Total Investments Held)

CONQUER RISK TACTICAL ROTATION FUND Sector Allocation as of December 31, 2021 (As a Percentage of Total Investments Held)

2021 Semi-Annual Report 3

Conquer Risk Defensive Bull Fund (Unaudited)

PERFORMANCE INFORMATION

RETURNS AS OF DECEMBER 31, 2021

December 31, 2021 NAV $12.52

		Since
	1 Year(A)	Inception(A)
Conquer Risk Defensive Bull Fund	28.23%	36.16%
S&P 500® Index (B)	28.71%	35.13%
S&P Target Risk Aggressive Index (C)	15.62%	23.72%

Annual Fund Operating Expense Ratio (from 11/1/2021 Prospectus): 1.67%

The Fund’s expense ratio for the period ended December 31, 2021, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the application of breakpoints and waivers as described in Note 4.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Defensive Bull Fund commenced operations on July 1, 2020.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C) The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency. The index is made up of 80% equities and 20% fixed income.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 4

Conquer Risk Managed Volatility Fund (Unaudited)

PERFORMANCE INFORMATION

RETURNS AS OF DECEMBER 31, 2021

December 31, 2021 NAV $10.10

		Since
	1 Year(A)	Inception(A)
Conquer Risk Managed Volatility Fund	0.27%	2.81%
Bloomberg Barclay Global-Aggregate Total Return Index (B)	-4.71%	0.69%
S&P Target Risk Conservative Index (C)	4.99%	8.89%

Annual Fund Operating Expense Ratio (from 11/1/2021 Prospectus): Gross - 2.03%; Net - 1.93%

The Fund’s expense ratio for the period ended December 31, 2021, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the application of breakpoints and waivers as described in Note 4.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Managed Volatility Fund commenced operations on July 1, 2020.

(B) The Bloomberg Barclay Global-Aggregate Total Return Index measures the performance of global investment grade fixed income securities. The Index is widely used as a benchmark for fixed income securities. Individuals cannot invest directly in this Index.

(C) The S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The index is made up of 70% fixed income and 30% equities.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 5

Conquer Risk Tactical Opportunities Fund (Unaudited)

PERFORMANCE INFORMATION

RETURNS AS OF DECEMBER 31, 2021

December 31, 2021 NAV $9.91

		Since
	1 Year(A)	Inception(A)
Conquer Risk Tactical Opportunities Fund	-1.94%	11.29%
S&P 500® Index (B)	28.71%	35.13%
S&P Target Risk Growth Index (C)	11.37%	17.69%

Annual Fund Operating Expense Ratio (from 11/1/2021 Prospectus): Gross - 1.99%; Net - 1.98%

The Fund’s expense ratio for the period ended December 31, 2021 can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the application of breakpoints and waivers as described in Note 4.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Tactical Opportunities Fund commenced operations on July 1, 2020.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C) The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The index is made up of 60% equities and 40% fixed income.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 6

Conquer Risk Tactical Rotation Fund (Unaudited)

PERFORMANCE INFORMATION

RETURNS AS OF DECEMBER 31, 2021

December 31, 2021 NAV $10.33

		Since
	1 Year(A)	Inception(A)
Conquer Risk Tactical Rotation Fund	9.02%	17.06%
S&P 500® Index (B)	28.71%	35.13%
S&P Target Risk Moderate Index (C)	7.12%	11.79%

Annual Fund Operating Expense Ratio (from 11/1/2021 Prospectus): Gross - 1.86%; Net - 1.86%

The Fund’s expense ratio for the period ended December 31, 2021, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the application of breakpoints and waivers as described in Note 4.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Tactical Rotation Fund commenced operations on July 1, 2020.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C) The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. The index is made up of 60% fixed income and 40% equities.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 7

Conquer Risk Defensive Bull Fund

		Schedule of Investments
	December 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
Equity
356,617	Direxion Daily S&P 500 Bull 3X Shares	$51,142,444
408,872	iShares Core S&P 500 ETF *	195,027,855
335,370	ProShares UltraPro S&P500	51,164,047
Total for Exchange Traded Funds (Cost - $292,545,144)		297,334,346	98.87%
MONEY MARKET FUNDS
3,501,320	First American Government Obligations Fund - Class X 0.03% +	3,501,320	1.16%
Total for Money Market Funds (Cost $3,501,320)
	Total Investments (Cost - $296,046,464)	300,835,666	100.03%
	Liabilities in Excess of Other Assets	(100,515)	-0.03%
	Net Assets	$300,735,151	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at https://www.ishares.com/prospectus/ + The rate shown represents the 7-day yield at December 31, 2021.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 8

Conquer Risk Managed Volatility Fund

		Schedule of Investments
		December 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
Equity
227,497	Invesco S&P 500 Downside Hedged ETF	$8,660,811	17.05%
Fixed Income
208,470	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF *	12,524,878
362,000	VanEck Fallen Angel High Yield Bond ETF	11,935,140
82,000	VanEck High Yield Muni ETF	5,119,260
136,719	Vanguard Emerging Markets Government Bond Index Fund ETF	10,617,597
		40,196,875	79.15%
Total for Exchange Traded Funds (Cost - $48,456,197)		48,857,686	96.20%
MONEY MARKET FUNDS
1,936,309	First American Government Obligations Fund - Class X 0.03% +	1,936,309	3.81%
Total for Money Market Funds (Cost $1,936,309)
	Total Investments (Cost - $50,392,506)	50,793,995	100.01%
	Liabilities in Excess of Other Assets	(4,479)	-0.01%
	Net Assets	$50,789,516	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at https://www.ssga.com/spdrs. + The rate shown represents the 7-day yield at December 31, 2021.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 9

Conquer Risk Tactical Opportunities Fund

		Schedule of Investments
		December 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
15,606	Consumer Discretionary Select Sector SPDR Fund ETF	$3,190,491
55,913	Energy Select Sector SPDR Fund ETF	3,103,171
39,498	Invesco QQQ TrustSM, Series 1 ETF **	15,714,279
7	iShares Core S&P 500 ETF	3,339
7,933	iShares Expanded Tech-Software Sector ETF *	3,154,557
28,743	iShares U.S. Broker-Dealers & Securities Exchange ETF	3,167,479
38,545	iShares U.S. Home Construction ETF	3,196,151
38,295	ProShares UltraPro QQQ	6,369,607
34,371	SPDR S&P Retail ETF	3,103,358
10,395	VanEck Semiconductor ETF	3,209,872
Total for Exchange Traded Funds (Cost - $43,988,726)		44,212,304	97.47%
MONEY MARKET FUNDS
1,202,749	First American Government Obligations Fund - Class X 0.03% +	1,202,749	2.65%
Total for Money Market Funds (Cost $1,202,749)

	Total Investments (Cost - $45,191,475)	45,415,053	100.12%
	Liabilities in Excess of Other Assets	(53,772)	-0.12%
	Net Assets	$45,361,281	100.00%

* Non-income producing security.
** Additional Information, including current Prospectus and Annual Reports, is available at
https://www.invesco.com/prospectus.
+ The rate shown represents the 7-day yield at December 31, 2021.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 10

Conquer Risk Tactical Rotation Fund

		Schedule of Investments
		December 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
Equity
26,227	Invesco QQQ TrustSM, Series 1	$10,434,412
22,053	iShares Core S&P 500 ETF	10,519,060
57,074	iShares MSCI USA Momentum Factor ETF	10,377,195
72,167	iShares MSCI USA Quality Factor ETF	10,504,629
161,376	iShares U.S. Medical Devices ETF	10,626,610
Total for Exchange Traded Funds (Cost - $51,569,408)		52,461,906	99.56%
MONEY MARKET FUNDS
289,933	First American Government Obligations Fund - Class X 0.03% +	289,933	0.55%
Total for Money Market Funds (Cost $289,933)
	Total Investments (Cost - $51,859,341)	52,751,839	100.11%
	Liabilities in Excess of Other Assets	(57,302)	-0.11%
	Net Assets	$52,694,537	100.00%

+ The rate shown represents the 7-day yield at December 31, 2021. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 11

Conquer Risk Funds

Statements of Assets and Liabilities (Unaudited)	Defensive	Managed
December 31, 2021	Bull Fund	Volatility Fund

Assets:
Investment Securities at Fair Value*	$300,835,666	$50,793,995
Cash	-	50,705
Receivable for Fund Shares Sold	638,811	64,812
Dividends Receivable	84	72
Total Assets	301,474,561	50,909,584
Liabilities:
Payable for Fund Shares Redeemed	435,482	51,778
Management Fees Payable	263,980	53,379
Service Fees Payable	39,948	14,911
Total Liabilities	739,410	120,068
Net Assets	$300,735,151	$50,789,516
Net Assets Consist of:
Paid In Capital	$297,911,137	$51,335,397
Total Distributable Earnings (Accumulated Deficit)	2,824,014	(545,881)
Net Assets	$300,735,151	$50,789,516

Net Asset Value, Offering Price and Redemption Price per Share	$12.52	$10.10

* Investments at Identified Cost	$296,046,464	$50,392,506

Shares Outstanding (Unlimited number of shares	24,029,917	5,030,811
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended December 31, 2021

Investment Income:
Dividends	$1,382,312	$744,670
Total Investment Income	1,382,312	744,670
Expenses:
Management Fees	1,490,129	291,621
Service Fees	362,945	106,990
Total Expenses	1,853,074	398,611
Less: Voluntary Expenses Waived	(124,110)	(20,860)
Net Expenses	1,728,964	377,751

Net Investment Income (Loss)	(346,652)	366,919

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	11,490,015	(948,908)
Net Change in Net Unrealized Appreciation on Investments	4,273,174	(79,734)
Net Realized and Unrealized Gain (Loss) on Investments	15,763,189	(1,028,642)

Net Increase (Decrease) in Net Assets from Operations	$15,416,537	$(661,723)

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 12

Conquer Risk Funds

Statements of Assets and Liabilities (Unaudited)	Tactical	Tactical
December 31, 2021	Opportunities	Rotation
	Fund	Fund

Assets:
Investment Securities at Fair Value*	$45,415,053	$52,751,839
Receivable for Fund Shares Sold	33,049	38,546
Dividends Receivable	72	1,130
Total Assets	45,448,174	52,791,515
Liabilities:
Payable for Fund Shares Redeemed	26,102	26,574
Management Fees Payable	46,915	55,202
Service Fees Payable	13,876	15,202
Total Liabilities	86,893	96,978
Net Assets	$45,361,281	$52,694,537
Net Assets Consist of:
Paid In Capital	$48,063,529	$54,303,528
Accumulated Deficit	(2,702,248)	(1,608,991)
Net Assets	$45,361,281	$52,694,537

Net Asset Value, Offering Price and Redemption Price per Share	$9.91	$10.33

* Investments at Identified Cost	$45,191,475	$51,859,341

Shares Outstanding (Unlimited number of shares	4,579,541	5,100,232
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended December 31, 2021

Investment Income:
Dividends	$202,977	$239,004
Total Investment Income	202,977	239,004
Expenses:
Management Fees	276,794	326,526
Service Fees	104,156	116,026
Total Expenses	380,950	442,552
Less: Voluntary Expenses Waived	(20,221)	(23,793)
Net Expenses	360,729	418,759

Net Investment Loss	(157,752)	(179,755)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(2,758,438)	(1,204,908)
Net Change in Net Unrealized Appreciation on Investments	217,215	891,829
Net Realized and Unrealized Loss on Investments	(2,541,223)	(313,079)

Net Decrease in Net Assets from Operations	$(2,698,975)	$(492,834)

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 13

Conquer Risk Funds

Statements of Changes in Net Assets	Defensive Bull Fund		Managed Volatility Fund
	(Unaudited)		(Unaudited)
	7/1/2021	7/1/2020*	7/1/2021	7/1/2020*
	to	to	to	to
	12/31/2021	6/30/2021	12/31/2021	6/30/2021
From Operations:
Net Investment Income (Loss)	$(346,652)	$(519,578)	$366,919	$343,910
Net Realized Gain (Loss) on Investments	11,490,015	49,831,551	(948,908)	645,062
Net Change in Unrealized Appreciation on Investments	4,273,174	516,028	(79,734)	481,223
Net Increase (Decrease) in Net Assets from Operations	15,416,537	49,828,001	(661,723)	1,470,195
From Distributions to Shareholders:	(60,468,943)	(1,951,581)	(1,120,510)	(233,843)
From Capital Share Transactions:
Proceeds From Sale of Shares	83,737,079	206,833,494	23,770,401	47,952,624
Shares Issued on Reinvestment of Dividends	60,336,125	1,951,233	1,088,060	230,833
Cost of Shares Redeemed	(32,145,061)	(22,801,733)	(3,278,767)	(18,427,754)
Net Increase from Shareholder Activity	111,928,143	185,982,994	21,579,694	29,755,703
Net Increase in Net Assets	66,875,737	233,859,414	19,797,461	30,992,055

Net Assets at Beginning of Period	233,859,414	-	30,992,055	-

Net Assets at End of Period	$300,735,151	$233,859,414	$50,789,516	$30,992,055

Share Transactions:
Issued	5,371,805	17,630,917	2,272,008	4,747,604
Reinvested	4,800,010	161,392	107,729	22,411
Redeemed	(2,098,834)	(1,835,373)	(316,556)	(1,802,385)
Net Increase in Shares	8,072,981	15,956,936	2,063,181	2,967,630
Shares Outstanding Beginning of Period	15,956,936	-	2,967,630	-
Shares Outstanding End of Period	24,029,917	15,956,936	5,030,811	2,967,630

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 14

Conquer Risk Funds

Statements of Changes in Net Assets	Tactical Opportunities Fund		Tactical Rotation Fund
	(Unaudited)		(Unaudited)
	7/1/2021	7/1/2020*	7/1/2021	7/1/2020*
	to	to	to	to
	12/31/2021	6/30/2021	12/31/2021	6/30/2021
From Operations:
Net Investment Loss	$(157,752)	$(348,397)	$(179,755)	$(63,877)
Net Realized Gain (Loss) on Investments	(2,758,438)	7,270,662	(1,204,908)	8,524,398
Net Change in Unrealized Appreciation on Investments	217,215	6,363	891,829	669
Net Increase (Decrease) in Net Assets from Operations	(2,698,975)	6,928,628	(492,834)	8,461,190

From Distributions to Shareholders:	(5,979,396)	(952,505)	(8,555,271)	(1,022,076)

From Capital Share Transactions:
Proceeds From Sale of Shares	8,875,763	56,051,527	8,078,971	58,806,437
Shares Issued on Reinvestment of Dividends	5,972,303	952,467	8,528,067	1,021,750
Cost of Shares Redeemed	(4,332,937)	(19,455,594)	(10,361,667)	(11,770,030)
Net Increase from Shareholder Activity	10,515,129	37,548,400	6,245,371	48,058,157
Net Increase (Decrease) in Net Assets	1,836,758	43,524,523	(2,802,734)	55,497,271

Net Assets at Beginning of Period	43,524,523	-	55,497,271	-

Net Assets at End of Period	$45,361,281	$43,524,523	$52,694,537	$55,497,271

Share Transactions:
Issued	762,910	5,181,703	650,671	5,420,846
Reinvested	599,629	81,827	822,378	90,501
Redeemed	(373,362)	(1,673,166)	(839,363)	(1,044,801)
Net Increase in Shares	989,177	3,590,364	633,686	4,466,546
Shares Outstanding Beginning of Period	3,590,364	-	4,466,546	-
Shares Outstanding End of Period	4,579,541	3,590,364	5,100,232	4,466,546

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 15

Conquer Risk Defensive Bull Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2021		7/1/2020*
	to		to
	12/31/2021		6/30/2021
Net Asset Value - Beginning of Period	$14.66		$10.00
Net Investment Loss (a) (e)	(0.02)		(0.05)
Net Gain on Investments (Realized and Unrealized) (b)	1.02		4.91
Total from Investment Operations	1.00		4.86
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	(3.14)		(0.20)
Total Distributions	(3.14)		(0.20)
Net Asset Value - End of Period	$12.52		$14.66
Total Return (c)	6.71%	**	49.04%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$300,735		$233,859

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.32%	***	1.55%
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.34)%	***	(0.41)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.23%	*** (f)	1.53%	(f)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.25)%	***	(0.39)%

Portfolio Turnover Rate	655.72%	**	1,657.50%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 16

Conquer Risk Managed Volatility Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2021		7/1/2020*
	to		to
	12/31/2021		6/30/2021
Net Asset Value - Beginning of Period	$10.44		$10.00
Net Investment Income (a) (e)	0.08		0.15
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.19)		0.39
Total from Investment Operations	(0.11)		0.54
Distributions (From Net Investment Income)	(0.10)		(0.10)
Distributions (From Capital Gains)	(0.13)		-
Total Distributions	(0.23)		(0.10)

Net Asset Value - End of Period	$10.10		$10.44
Total Return (c)	(1.07)%	**	5.39%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$50,790		$30,992

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.71%	***	1.88%
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.48%	***	1.43%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.62%	*** (f)	1.87%	(f)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.57%	***	1.44%
Portfolio Turnover Rate	201.25%	**	519.72%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 17

Conquer Risk Tactical Opportunities Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2021		7/1/2020*
	to		to
	12/31/2021		6/30/2021
Net Asset Value - Beginning of Period	$12.12		$10.00
Net Investment Loss (a) (e)	(0.04)		(0.11)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.67)		2.58
Total from Investment Operations	(0.71)		2.47
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	(1.50)		(0.35)
Total Distributions	(1.50)		(0.35)
Net Asset Value - End of Period	$9.91		$12.12
Total Return (c)	(5.90)%	**	24.81%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$45,361		$43,525
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.72%	***	1.81%
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.80)%	***	(0.98)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.63%	*** (f)	1.80%	(f)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.71)%	***	(0.97)%
Portfolio Turnover Rate	622.29%	**	1,291.12%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 18

Conquer Risk Tactical Rotation Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2021		7/1/2020*
	to		to
	12/31/2021		6/30/2021
Net Asset Value - Beginning of Period	$12.43		$10.00
Net Investment Loss (a) (e)	(0.04)		(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.06)		2.77
Total from Investment Operations	(0.10)		2.75
Distributions (From Net Investment Income)	-		(0.02)
Distributions (From Capital Gains)	(2.00)		(0.30)
Total Distributions	(2.00)		(0.32)
Net Asset Value - End of Period	$10.33		$12.43
Total Return (c)	(0.89)%	**	27.85%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$52,695		$55,497
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.69%	***	1.80%
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.78)%	***	(0.18)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.60%	*** (f)	1.79%	(f)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.69)%	***	(0.17)%
Portfolio Turnover Rate	491.96%	**	1,028.67%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 19

NOTES TO FINANCIAL STATEMENTS CONQUER RISK FUNDS DECEMBER 31, 2021 (Unaudited)

1.) ORGANIZATION
The Conquer Risk Funds (the “Funds”) are each a series of PFS Funds (the “Trust”). The Trust is an open-end management investment company that was organized in Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Conquer Risk Defensive Bull Fund (“Defensive Bull Fund”), Conquer Risk Managed Volatility Fund (“Managed Volatility Fund”), Conquer Risk Tactical Opportunities Fund (“Tactical Opportunities Fund”) and Conquer Risk Tactical Rotation Fund (“Tactical Rotation Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a non-diversified series of the Trust, on June 9, 2020, and commenced operations on July 1, 2020. As of December 31, 2021, there were thirteen series authorized by the Trust. The investment advisor to the Funds is Potomac Fund Management, Inc. (the “Advisor”). Significant accounting policies of the Funds are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
Each Fund’s net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the initial tax period. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended December 31, 2021, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

2021 Semi-Annual Report 20

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

2021 Semi-Annual Report 21

Notes to Financial Statements (Unaudited) - continued

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2021:

Defensive Bull Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$297,334,346	$ –	$ –	$297,334,346
Money Market Funds	3,501,320	–	–	3,501,320
Total	$300,835,666	$ –	$ –	$300,835,666

Managed Volatility Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,857,686	$ –	$ –	$48,857,686
Money Market Funds	1,936,309	–	–	1,936,309
Total	$50,793,995	$ –	$ –	$50,793,995

Tactical Opportunities Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,212,304	$ –	$ –	$44,212,304
Money Market Funds	1,202,749	–	–	1,202,749
Total	$45,415,053	$ –	$ –	$45,415,053

Tactical Rotation Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,461,906	$ –	$ –	$52,461,906
Money Market Funds	289,933	–	–	289,933
Total	$52,751,839	$ –	$ –	$52,751,839

The Funds did not hold any level 3 assets during the six month period ended December 31, 2021.

The Funds did not invest in derivative instruments during the six month period ended December 31, 2021.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The Advisor receives an investment management fee equal to 1.25% of each Fund’s average daily net assets up to $100 million, 1.00% of each Fund’s average daily net assets between $100 million and $200 million and 0.90% of each Fund’s average daily net assets in excess of $200 million.

For the six month period ended December 31, 2021, the Advisor earned management fees in the amounts of $1,490,129, $291,621, $276,794 and $326,526 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2021, $263,980, $53,379, $46,915 and $55,202 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

Additionally, the Funds have a Services Agreement with the Advisor (the “Services Agreement”). Effective November 1, 2021, under the Services Agreement the Advisor receives a service fee of 0.50% of each Fund's average daily net assets up to $25 million, 0.20% of each Fund's average daily net assets from $25

2021 Semi-Annual Report 22

Notes to Financial Statements (Unaudited) - continued

million to $100 million, and 0.10% of such assets in excess of $100 million and is obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Prior to November 1, 2021, under the Services Agreement the Advisor received a service fee of 0.65% of each Fund's average daily net assets up to $25 million, 0.35% of each Fund's average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Advisor supervises each Fund's business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to each Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to each Fund, review of the books and records of each Fund maintained by such third parties, and such other actions with respect to each Fund as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

For the six month period ended December 31, 2021, the Advisor earned services fees of $362,945, $106,990, $104,156 and $116,026 from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2021, $39,948, $14,911, $13,876 and $15,202 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

Effective November 1, 2021, the Advisor has contractually agreed to waive a portion of its Service Fee to limit the Service Fee to 0.40% of Managed Volatility Fund's, Tactical Opportunities Fund's and Tactical Rotation Fund's average daily net assets through October 31, 2022. These contractual waivers will automatically terminate on October 31, 2022, unless they are renewed by the Advisor. The Advisor may not terminate the waiver prior to October 31, 2022. The waivers may be terminated by the Board of Trustees. As a result of the daily net asset levels in Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, along with the Service Agreement breakpoints reported in paragraph 3 of this note, there were no contractually waived Service Fees during the period November 1, 2021 through December 31, 2021.

Additionally, from August 1, 2021 through October 31, 2021, the Advisor voluntarily waived Service Agreement fees of 0.15% of each Fund's average daily net assets, and from June 1, 2021, through July 31, 2021, the Advisor voluntarily waived Service Agreement fees of 0.10% of each Fund's average daily net assets. The Service Agreement fee waivers prior to November 1, 2021, were voluntary and were subject to termination at any time. There are no provisions for recoupment for any waivers described in this note. A total of $124,110, $20,860, $20,221 and $23,793 was voluntarily waived from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Funds. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor.

The Trustees who are not interested persons of the Funds were each paid $3,000, for a total of $9,000, in Trustees fees for the six month period ended December 31, 2021 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended December 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Purchases	$1,577,821,577	$102,835,381	$235,210,851	$220,333,578
Sales	$1,528,356,746	$83,307,122	$212,678,757	$206,152,115

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. As of December 31, 2021, National Financial Services, LLC (“NFS”), located in New York, New York, and TD Ameritrade, located in Omaha, Nebraska, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any under-

2021 Semi-Annual Report 23

Notes to Financial Statements (Unaudited) - continued

lying accounts of NFS or TD Ameritrade, owned or controlled 25% or more of the voting securities of each Fund.

	TD Ameritrade	NFS
Defensive Bull Fund	28.96%	33.95%
Managed Volatility Fund	– **	40.60%
Tactical Opportunities Fund	– **	50.56%
Tactical Rotation Fund	– **	53.79%

** Balance under 25% as of December 31, 2021.

8.) TAX MATTERS
For federal income tax purposes, at December 31, 2021 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Cost of Investments	$296,046,464	$50,392,506	$45,191,475	$51,859,341

Gross Unrealized Appreciation	$4,789,202	$487,402	$734,854	$1,186,987
Gross Unrealized Depreciation	–	(85,913)	(511,276)	(294,489)
Net Unrealized Appreciation
(Depreciation) on Investments	$4,789,202	$401,489	$223,578	$892,498

The tax character of distributions paid during the six month period ended December 31, 2021 and the fiscal year ended June 30, 2021 were as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2021	June 30, 2021
Defensive Bull Fund
Ordinary Income	$60,468,943	$ 1,951,581
Long-term Capital Gain	-	-
	$60,468,943	$ 1,951,581

Managed Volatility Fund
Ordinary Income	$ 1,120,510	$ 233,843
Long-term Capital Gain	-	-
	$ 1,120,510	$ 233,843

Tactical Opportunities Fund
Ordinary Income	$ 5,979,396	$ 952,505
Long-term Capital Gain	-	-
	$ 5,979,396	$ 952,505

Tactical Rotation Fund
Ordinary Income	$ 8,555,271	$ 1,022,076
Long-term Capital Gain	-	-
	$ 8,555,271	$ 1,022,076

As of December 31, 2021, there were no differences between book and tax basis unrealized appreciation.

9.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on each Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coron-avirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19

2021 Semi-Annual Report 24

Notes to Financial Statements (Unaudited) - continued

has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2021 Semi-Annual Report 25

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund consist solely of management fees and service fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on July 1, 2021, and held through December 31, 2021.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DEFENSIVE BULL FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2021 to
	July 1, 2021	December 31, 2021	December 31, 2021

Actual	$1,000.00	$1,067.13	$6.41

Hypothetical	$1,000.00	$1,019.00	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MANAGED VOLATILITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2021 to
	July 1, 2021	December 31, 2021	December 31, 2021

Actual	$1,000.00	$989.26	$8.12

Hypothetical	$1,000.00	$1,017.04	$8.24
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2021 Semi-Annual Report 26

Disclosure of Expenses (Unaudited) - continued

TACTICAL OPPORTUNITIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2021 to
	July 1, 2021	December 31, 2021	December 31, 2021

Actual	$1,000.00	$940.96	$7.97

Hypothetical	$1,000.00	$1,016.99	$8.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TACTICAL ROTATION FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2021 to
	July 1, 2021	December 31, 2021	December 31, 2021

Actual	$1,000.00	$991.10	$8.03

Hypothetical	$1,000.00	$1,017.14	$8.13
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2021 Semi-Annual Report 27

ADDITIONAL INFORMATION December 31, 2021 (Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

Potomac Fund Management, Inc., the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.potomacfund.com/funds. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (1-888-774-6679). This information is also available on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.potomacfund.com/funds. For shareholder inquiries, please call toll-free in the U.S. at 1-888-774-6679.

LIQUIDITY RISK MANAGEMENT PROGRAM

During the six month period ended December 31, 2021, the Board reviewed the Funds’ liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act of 1940. The program is overseen by the Advisor, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Funds taking into consideration several factors including the liquidity of each Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

2021 Semi-Annual Report 28

Investment Advisor
Potomac Fund Management, Inc.

Custodian
U.S. Bank, NA

Distributor
Rafferty Capital Markets, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Legal Counsel
Practus, LLP

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Conquer

Risk Funds. This report is not intended for distribution to prospective investors in the

Funds, unless preceded or accompanied by an effective prospectus.

Conquer Risk Funds
1-888-774-6679
www.potomacfund.com/funds/

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/2/2022

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 3/2/2022